UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1:	Schedule of Investments

Vanguard Admiral Treasury Money Market Fund
Schedule of Investments
May 31,2007

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (99.8%)

U.S. Treasury Bill	4.713%-5.028%	6/7/2007	2,066,786	2,065,082
U.S. Treasury Bill	4.637%-5.030%	6/14/2007	1,483,574	1,480,931
U.S. Treasury Bill	4.908%-4.993%	6/21/2007	1,352,463	1,348,780
U.S. Treasury Bill	4.802%-5.014%	6/28/2007	2,910,479	2,899,856
U.S. Treasury Bill	4.956%-5.027%	7/5/2007	1,618,372	1,610,888
U.S. Treasury Bill	4.946%	7/12/2007	759,000	754,777
U.S. Treasury Bill	4.819%-4.859%	8/2/2007	894,279	886,910
U.S. Treasury Bill	4.792%	8/9/2007	8	8
U.S. Treasury Bill	4.786%-4.803%	8/16/2007	1,307,076	1,293,990
U.S. Treasury Bill	4.793%-4.834%	8/23/2007	899,000	889,122
U.S. Treasury Bill	5.034%-5.037%	9/6/2007	355,000	350,296
U.S. Treasury Bill	5.042%	9/13/2007	338,000	333,196
U.S. Treasury Bill	4.872%-5.038%	9/20/2007	915,173	901,325
U.S. Treasury Bill	4.972%	9/27/2007	200,000	196,821
U.S. Treasury Bill	4.956%	10/25/2007	800,000	784,313
U.S. Treasury Bill	4.856%	11/15/2007	275,000	268,953
U.S. Treasury Bill	4.905%-4.911%	11/23/2007	660,000	644,638
U.S. Treasury Note	3.875%	7/31/2007	533,000	532,120
U.S. Treasury Note	2.750%-3.250%	8/15/2007	872,000	868,523

Total U.S. Government Securities
(Cost $18,110,529)				18,110,529

Other Assets and Liabilities—Net (0.2%)				30,239

Net Assets (100%)				18,140,768

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.